Parent Entity Financial Information - Schedule of Individual Financial Statements (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Balance sheet
Current assets	$ 12,958,977	$ 10,015,226
Non-current assets	192,721	114,616
Current liabilities	1,785,524	1,966,210
Non-current liabilities	201,147	94,577
Total liabilities	1,986,671	2,060,787	$ 2,840,525
Shareholders’ equity
Issued capital	95,655,688	88,872,756	88,504,043	$ 88,436,263
Total Shareholders' equity	11,165,027	8,069,055	12,709,444	$ 19,616,836
Loss for the year	(3,679,999)	(5,215,987)	$ (6,936,957)
Parent Company [Member]
Balance sheet
Current assets	12,966,932	8,999,353
Non-current assets	634,318	1,437,917
Total assets	13,601,250	10,437,270
Current liabilities	1,764,010	1,964,914
Non-current liabilities	222,185	94,577
Total liabilities	1,986,195	2,059,491
Shareholders’ equity
Issued capital	95,655,688	88,872,756
Reserves	350,063	1,526,386
Accumulated losses	(84,390,696)	(82,021,363)
Total Shareholders' equity	11,615,055	8,377,779
Loss for the year	3,521,009	5,132,279
Total comprehensive loss	$ 3,521,009	$ 5,132,279